CONSOLIDATED BALANCE SHEETS (Imported) - USD ($)	Sep. 30, 2017	Feb. 02, 2017	Dec. 31, 2016
Current Assets:
Receivable from affiliate		$ 10
Total current assets	$ 74,225,000	10	$ 9,846,000
Total assets	217,189,000	10	77,236,000
Liabilities and Stockholder's Equity
Total liabilities	21,790,000		5,890,000
Commitments and contingencies
Stockholder's equity:
Common stock		10
Total stockholders' equity attributable to Solaris and members' equity	62,294,000	10
Total liabilities, stockholders' and members' equity	$ 217,189,000	$ 10	$ 77,236,000